Government Grants	12 Months Ended
Dec. 31, 2021
Government grants [Abstract]
Government Grants	Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
Beginning balance	$194,209	$169,202
Received/receivable during the period	19,854	40,461
Acquisition of subsidiaries	6,182	—
Released to the consolidated statements of operations and comprehensive loss	(51,043)	(33,366)
Ending balance	$169,202	$176,297
Noncurrent	128,697	147,371
Current	40,505	28,926
	$169,202	$176,297
Government grants were recognized in the consolidated statements of operations and comprehensive loss as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Cost of revenue	$155,451	$49,025	$33,031
Research and development expenses	1,342	2,018	335
Selling, general and administrative	—	—	—
Total balance	$156,793	$51,043	$33,366
The Company has received government support in the form of investment grants, research and development subsidies, refundable credits and miscellaneous receipts for employee support. Amount receivable from government but not yet received has been included in receivables from government grants. Certain investment grants are subject to forfeiture in declining amounts over the life of the agreement if the Company does not maintain agreed upon conditions specified in the relevant subsidy agreements. The Company continues to comply with the government grant conditions mainly relating to qualifying property, plant and equipment and employment levels.